FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Amounts due to banks	$ 15,202	$ 16,649	$ 13,101
Payables from securities financing transactions	5,956	7,110	5,533
Cash collateral payables on derivative instruments	40,468	39,609	31,801
Customer deposits	514,344	542,984	544,834
Funding from UBS Group AG	57,089	57,520	57,295
Debt issued measured at amortized cost	65,820	75,013	82,432
Other financial liabilities measured at amortized cost excluding lease liabilities	7,400	6,900	6,300
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Amounts due to banks	15,200	16,600	13,100
Payables from securities financing transactions	6,000	7,100	5,500
Cash collateral payables on derivative instruments	40,500	39,600	31,800
Customer deposits	514,300	542,900	544,800
Funding from UBS Group AG	56,200	58,400	58,800
Debt issued measured at amortized cost	65,100	75,200	82,800
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 7,400	$ 6,900	$ 6,300